Schedule of Deferred Tax Assets (Details) (USD $)	9 Months Ended	12 Months Ended
	Aug. 31, 2013	Nov. 30, 2012
Taxes On Income Schedule Of Deferred Tax Assets 1	$ 749,424
Taxes On Income Schedule Of Deferred Tax Assets 2	344,307
Taxes On Income Schedule Of Deferred Tax Assets 3	123,584
Taxes On Income Schedule Of Deferred Tax Assets 4	57,344
Taxes On Income Schedule Of Deferred Tax Assets 5	10,806
Taxes On Income Schedule Of Deferred Tax Assets 6	3,968
Taxes On Income Schedule Of Deferred Tax Assets 7	869
Taxes On Income Schedule Of Deferred Tax Assets 8	402
Taxes On Income Schedule Of Deferred Tax Assets 9	(884,683)
Taxes On Income Schedule Of Deferred Tax Assets 10	(406,021)
Taxes On Income Schedule Of Deferred Tax Assets 11	0
Taxes On Income Schedule Of Deferred Tax Assets 12	0
Taxes On Income Schedule Of Deferred Tax Assets 1		344,307
Taxes On Income Schedule Of Deferred Tax Assets 2		46,810
Taxes On Income Schedule Of Deferred Tax Assets 3		57,344
Taxes On Income Schedule Of Deferred Tax Assets 4		0
Taxes On Income Schedule Of Deferred Tax Assets 5		3,968
Taxes On Income Schedule Of Deferred Tax Assets 6		0
Taxes On Income Schedule Of Deferred Tax Assets 7		402
Taxes On Income Schedule Of Deferred Tax Assets 8		0
Taxes On Income Schedule Of Deferred Tax Assets 9		406,021
Taxes On Income Schedule Of Deferred Tax Assets 10		46,810
Taxes On Income Schedule Of Deferred Tax Assets 11		0
Taxes On Income Schedule Of Deferred Tax Assets 12		$ 0